BANK LOANS (Details 1)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Balance	$ 1,756,709	$ 7,029,529	¥ 275,452,000	¥ 1,106,237,000
Mizuho Bank [Member] | June 302025 [Member]
Balance				¥ 400,000,000
Maturity date		Jun. 30, 2025
Effective interest rate		1.20%		1.20%
Mizuho Bank [Member] | September 302026 [Member]
Balance			¥ 91,114,000	¥ 200,446,000
Maturity date	Sep. 30, 2026
Effective interest rate	1.70%	1.20%	1.70%	1.20%
Chikuho Bank [Member] | April 302025 [Member]
Balance				¥ 100,000,000
Maturity date		Apr. 30, 2025
Effective interest rate		0.90%		0.90%
Saga Bank [Member] | January 312028 [Member]
Balance			¥ 21,698,000	¥ 31,694,000
Maturity date	Jan. 31, 2028	Jan. 31, 2028
Effective interest rate	1.90%	1.70%	1.90%	1.70%
Saga Bank [Member] | March 312025 [Member]
Balance				¥ 11,136,000
Maturity date		Mar. 31, 2025
Effective interest rate		1.20%		1.20%
Saga Bank One [Member] | March 312025 [Member]
Balance				¥ 100,000,000
Maturity date		Mar. 31, 2025
Effective interest rate		1.00%		1.00%
Fukuoka Bank [Member] | April 302025 [Member]
Balance				¥ 13,913,000
Maturity date		Apr. 30, 2025
Effective interest rate		1.40%		1.40%
Fukuoka Bank [Member] | March 312025 [Member]
Balance				¥ 6,648,000
Maturity date		Mar. 31, 2025
Effective interest rate		1.20%		1.20%
Higashi Nihon Bank [Member] | June 302025 [Member]
Balance				¥ 18,800,000
Maturity date		Jun. 30, 2025
Effective interest rate		1.20%		1.20%
Kita Kyushu Bank [Member] | March 312025 [Member]
Balance				¥ 11,040,000
Maturity date		Mar. 31, 2025
Effective interest rate		1.20%		1.20%
Risona Bank [Member] | March 312027 [Member]
Balance			¥ 62,640,000	¥ 112,560,000
Maturity date	Mar. 31, 2027	Mar. 31, 2027
Effective interest rate	1.90%	1.40%	1.90%	1.40%
Mitsubishi U F J Bank [Member] | March 312025 [Member]
Balance				¥ 100,000,000
Maturity date		Mar. 31, 2025
Effective interest rate		1.30%		1.30%
Mitsubishi U F J Bank [Member] | March 312026 [Member]
Balance			¥ 100,000,000
Maturity date	Mar. 31, 2026
Effective interest rate	1.80%		1.80%